VIA EDGAR

April 28, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	EQ Advisors Trust (the “Trust”)

File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive forms of the prospectus and the statement of additional information, dated April 3, 2023, used with respect to the EQ/Intermediate Corporate Bond Portfolio series of the Trust that would have been filed under Rule 497(c), do not differ from the forms of the prospectus and the statement of additional information contained in the registration statement that was electronically filed on March 29, 2023 under Rule 485(b) as Post-Effective Amendment No. 166.

If you have any questions regarding this certification, please contact the undersigned at 212-314-2173.

Sincerely
EQ Advisors Trust

/s/ Maureen Kane
Maureen Kane
Vice President and Assistant Secretary